Average Annual Total Returns		12 Months Ended	14 Months Ended	15 Months Ended	17 Months Ended	26 Months Ended	48 Months Ended	52 Months Ended	54 Months Ended	60 Months Ended	63 Months Ended	88 Months Ended	110 Months Ended	118 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Janus Henderson AAA CLO ETF | Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.30%								(0.36%)	(0.22%)
Janus Henderson AAA CLO ETF | Janus Henderson AAA CLO ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent		5.18%								4.55%	4.53%
Janus Henderson AAA CLO ETF | Janus Henderson AAA CLO ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.94%								2.71%	2.74%
Janus Henderson AAA CLO ETF | Janus Henderson AAA CLO ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[2]	3.03%								2.69%	2.70%
Janus Henderson AAA CLO ETF | J.P. Morgan CLOIE AAA Total Return Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.45%								4.68%	4.68%
Janus Henderson B-BBB CLO ETF | J.P. Morgan CLO High Quality Mezzanine Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	7.09%					8.15%
Janus Henderson B-BBB CLO ETF | Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	7.30%					0.30%
Janus Henderson B-BBB CLO ETF | Janus Henderson B-BBB CLO ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent		4.61%					6.16%
Janus Henderson B-BBB CLO ETF | Janus Henderson B-BBB CLO ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.54%					3.13%
Janus Henderson B-BBB CLO ETF | Janus Henderson B-BBB CLO ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[4]	2.68%					3.36%
Janus Henderson Corporate Bond ETF | Bloomberg U.S. Corporate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[5]	7.77%						0.00%
Janus Henderson Corporate Bond ETF | Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[5]	7.30%						(0.23%)
Janus Henderson Corporate Bond ETF | Janus Henderson Corporate Bond ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent		7.70%						0.14%
Janus Henderson Corporate Bond ETF | Janus Henderson Corporate Bond ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.39%						(1.56%)
Janus Henderson Corporate Bond ETF | Janus Henderson Corporate Bond ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[6]	4.51%						(0.64%)
Janus Henderson Emerging Markets Debt Hard Currency ETF | J.P. Morgan EMBI Global Core Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[7]	13.90%			10.71%
Janus Henderson Emerging Markets Debt Hard Currency ETF | Bloomberg Global Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[7]	8.17%			3.67%
Janus Henderson Emerging Markets Debt Hard Currency ETF | Janus Henderson Emerging Markets Debt Hard Currency ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent		14.28%			11.97%
Janus Henderson Emerging Markets Debt Hard Currency ETF | Janus Henderson Emerging Markets Debt Hard Currency ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.33%			9.08%
Janus Henderson Emerging Markets Debt Hard Currency ETF | Janus Henderson Emerging Markets Debt Hard Currency ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[8]	8.34%			7.86%
Janus Henderson Income ETF | Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[9]	7.30%	6.20%
Janus Henderson Income ETF | Janus Henderson Income ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent		8.07%	7.54%
Janus Henderson Income ETF | Janus Henderson Income ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.90%	4.58%
Janus Henderson Income ETF | Janus Henderson Income ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[10]	4.72%	4.48%
Janus Henderson Mortgage-Backed Securities ETF | Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[11]	7.30%								(0.36%)		2.10%
Janus Henderson Mortgage-Backed Securities ETF | Bloomberg U.S. Mortgage Backed Securities Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[11]	8.58%								0.15%		1.73%
Janus Henderson Mortgage-Backed Securities ETF | Janus Henderson Mortgage-Backed Securities ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent		8.67%								0.57%		2.38%
Janus Henderson Mortgage-Backed Securities ETF | Janus Henderson Mortgage-Backed Securities ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.44%								(0.95%)		0.90%
Janus Henderson Mortgage-Backed Securities ETF | Janus Henderson Mortgage-Backed Securities ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[12]	5.09%								(0.24%)		1.18%
Janus Henderson Securitized Income ETF | Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[13]	7.30%				6.66%
Janus Henderson Securitized Income ETF | ICE BofA US ABS & CMBS Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[13]	6.56%				7.29%
Janus Henderson Securitized Income ETF | Janus Henderson Securitized Income ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent		6.66%				8.20%
Janus Henderson Securitized Income ETF | Janus Henderson Securitized Income ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.17%				5.56%
Janus Henderson Securitized Income ETF | Janus Henderson Securitized Income ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[14]	3.91%				5.14%
Janus Henderson Short Duration Income ETF | Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[15]	7.30%								(0.36%)			1.86%
Janus Henderson Short Duration Income ETF | ICE BofA U.S. 3-Month Treasury Bill Total Return Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[15],[16]	4.18%								3.17%			2.36%
Janus Henderson Short Duration Income ETF | Janus Henderson Short Duration Income ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent		5.45%								3.46%			3.10%
Janus Henderson Short Duration Income ETF | Janus Henderson Short Duration Income ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.51%								1.94%			1.83%
Janus Henderson Short Duration Income ETF | Janus Henderson Short Duration Income ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[17]	3.20%								1.98%			1.83%
Janus Henderson U.S. Real Estate ETF | Russell 3000TM Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[18]	17.15%							11.40%
Janus Henderson U.S. Real Estate ETF | FTSE Nareit Equity REITs Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[18]	2.88%							2.48%
Janus Henderson U.S. Real Estate ETF | Janus Henderson U.S. Real Estate ETF
Prospectus [Line Items]
Average Annual Return, Percent		3.02%							1.65%
Janus Henderson U.S. Real Estate ETF | Janus Henderson U.S. Real Estate ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.03%							0.54%
Janus Henderson U.S. Real Estate ETF | Janus Henderson U.S. Real Estate ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[19]	2.13%							0.89%
Janus Henderson Mid Cap Growth Alpha ETF | Russell 3000TM Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[20]	17.15%		17.38%
Janus Henderson Mid Cap Growth Alpha ETF | Russell Midcap® Growth Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[20]	8.66%		15.24%
Janus Henderson Mid Cap Growth Alpha ETF | Janus Henderson Mid Cap Growth Alpha ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent		5.37%		13.16%
Janus Henderson Mid Cap Growth Alpha ETF | Janus Henderson Mid Cap Growth Alpha ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.18%		12.97%
Janus Henderson Mid Cap Growth Alpha ETF | Janus Henderson Mid Cap Growth Alpha ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[21]	3.31%		10.06%
Janus Henderson Small Cap Growth Alpha ETF | Russell 3000TM Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[22]	17.15%								13.15%				15.30%
Janus Henderson Small Cap Growth Alpha ETF | Russell 2000TM Growth Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[22]	13.01%								3.18%				11.33%
Janus Henderson Small Cap Growth Alpha ETF | Janus Henderson Small Cap Growth Alpha ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent		13.57%								3.87%				12.36%
Janus Henderson Small Cap Growth Alpha ETF | Janus Henderson Small Cap Growth Alpha ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.29%								3.65%				12.18%
Janus Henderson Small Cap Growth Alpha ETF | Janus Henderson Small Cap Growth Alpha ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[23]	8.19%								2.94%				10.29%
Janus Henderson Small/Mid Cap Growth Alpha ETF | Russell 3000TM Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[24]	17.15%								13.15%				15.30%
Janus Henderson Small/Mid Cap Growth Alpha ETF | Russell 2500TM Growth Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[24]	10.31%								2.98%				12.09%
Janus Henderson Small/Mid Cap Growth Alpha ETF | Russell 2000TM Growth Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[24]	13.01%								3.18%				11.33%
Janus Henderson Small/Mid Cap Growth Alpha ETF | Janus Henderson Small/Mid Cap Growth Alpha ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent		9.13%								5.91%				13.34%
Janus Henderson Small/Mid Cap Growth Alpha ETF | Janus Henderson Small/Mid Cap Growth Alpha ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.98%								5.77%				13.22%
Janus Henderson Small/Mid Cap Growth Alpha ETF | Janus Henderson Small/Mid Cap Growth Alpha ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[25]	5.50%								4.59%				11.20%

[1]	Index performance shown in the table is the total return, which assumes reinvestment of any dividends and distributions during the time periods shown.
[2]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
[3]	Index performance shown in the table is the total return, which assumes reinvestment of any dividends and distributions during the time periods shown.
[4]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
[5]	Index performance shown in the table is the total return, which assumes reinvestment of any dividends and distributions during the time periods shown.
[6]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
[7]	Index performance shown in the table is the total return, which assumes reinvestment of any dividends and distributions during the time periods shown.
[8]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
[9]	Index performance shown in the table is the total return, which assumes reinvestment of any dividends and distributions during the time periods shown.
[10]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
[11]	Index performance shown in the table is the total return, which assumes reinvestment of any dividends and distributions during the time periods shown.
[12]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
[13]	Index performance shown in the table is the total return, which assumes reinvestment of any dividends and distributions during the time periods shown.
[14]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
[15]	Index performance shown in the table is the total return, which assumes reinvestment of any dividends and distributions during the time periods shown.
[16]	Effective on or about October 7, 2025, the Fund changed the performance benchmark from the FTSE 3-Month U.S. Treasury Bill Index to the ICE BofA U.S. 3-Month Treasury Bill Total Return Index as it has investment characteristics similar to the Fund.
[17]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
[18]	Index performance shown in the table is the total return, which assumes reinvestment of any dividends and distributions during the time periods shown.
[19]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
[20]	Index performance shown in the table is the total return, which assumes reinvestment of any dividends and distributions during the time periods shown.
[21]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
[22]	Index performance shown in the table is the total return, which assumes reinvestment of any dividends and distributions during the time periods shown.
[23]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
[24]	Index performance shown in the table is the total return, which assumes reinvestment of any dividends and distributions during the time periods shown.
[25]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.